Segment Information (Tables)	6 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
Schedule of Presents Revenue by Geographic Location

The following table presents revenue by geographic location for the six months ended June 30, 2026 and 2025:

	For the Six Months Ended June 30,
	2026	2025

PRC	$4,967,410	$3,838,722
Japan	2,005,202	5,978,750
USA	2,785,759	—
Germany	782,821	—
Singapore	124,074	—
Total revenues	$10,665,266	$9,817,472